SHAREHOLDERS' EQUITY - Other reserves (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SHAREHOLDERS' EQUITY
Beginning balances	R$ 44,810,300	R$ 33,166,365	R$ 15,175,130
Gain (loss) on conversion of financial statements and on foreign investments	163,185	4,707	(16,035)
Ending balances	32,415,575	44,810,300	33,166,365
Other reserves
SHAREHOLDERS' EQUITY
Beginning balances	1,538,296	1,719,516	2,114,907
Actuarial gain (loss)	90,931	(84,828)
Gains (losses) on conversion of financial statements and on foreign investments	(364,231)	(865)
Gain (loss) on conversion of financial statements and on foreign investments	163,185	5,178
Partial realization of deemed cost, net of taxes	(79,385)	(100,705)
Ending balances	1,348,796	1,538,296	1,719,516
Debenture conversion 5th issue
SHAREHOLDERS' EQUITY
Beginning balances	(45,746)	(45,746)
Ending balances	(45,746)	(45,746)	(45,746)
Actuarial loss
SHAREHOLDERS' EQUITY
Beginning balances	(229,627)	(144,799)
Actuarial gain (loss)	90,931	(84,828)
Ending balances	(138,696)	(229,627)	(144,799)
Reserve of gains and losses on remeasuring available-for-sale financial assets [member]
SHAREHOLDERS' EQUITY
Beginning balances	1,298	2,163
Gains (losses) on conversion of financial statements and on foreign investments	(364,231)	(865)
Ending balances	(362,933)	1,298	2,163
Reserve of exchange differences on translation
SHAREHOLDERS' EQUITY
Beginning balances	8,396	3,218
Gain (loss) on conversion of financial statements and on foreign investments	163,185	5,178
Ending balances	171,580	8,396	3,218
Deemed Cost
SHAREHOLDERS' EQUITY
Beginning balances	1,803,975	1,904,680
Partial realization of deemed cost, net of taxes	(79,385)	(100,705)
Ending balances	R$ 1,724,590	R$ 1,803,975	R$ 1,904,680